Net sales	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Net sales
17	Net sales
Accounting policy
The Company recognizes revenues from the following main sources:

a)	Sale of products
The Company operates in the production and distribution of lubricants including the brands Mobil and Comma, as well as the production and distribution of biomass pellets. Products are sold in contracts identified with individual customers and in sets, as a package of goods or services.
The Company recognizes sales revenues upon delivery to the customer as long as revenue and costs can be measured reliably, receipt of the consideration is probable and there is no continuous involvement of management with the products. Delivery is considered to be the moment when the customer accepts the goods, and the risks and benefits related to the property are transferred.
Some lubricant sales contracts cannot be purchased separately from a package of services. However, the goods and services are clearly distinct in the contracts. This sales modality represents two separate performance obligations and therefore revenue will be recognized for each of these performance obligations when control of the respective goods and services is transferred to the customer. The transaction price be allocated to different performance obligations based on the independent selling price, in which revenues are identified, measured and recorded separately.
Trade incentives, including cash incentives, discounts and volume rebates, and free or discounted goods or services, are accounted for as a reduction of revenue.
Discounts, rebates, credits, price concessions, performance bonuses and similar incentives are treated as variable consideration and included in the transaction price at the company’s best estimate, and is included in revenue to the extent that it is highly probable that there will be no significant reversal of the cumulative amount of revenue when any pricing uncertainty is resolved.

b)	Services provided
The Company provides gas distribution services through the subsidiary Comgás and logistics services through the subsidiary Cosan Logística. The fair value and selling prices of individual services are broadly similar.

c)	Billed revenue
The company provides gas distribution services through the subsidiary Comgás. Fair value and service selling prices are conveniently released and recognized when its value is measured reliably, recognized as having no result at the same volume as those delivered to customers based on the monthly measurements performed.

d)	Unbilled revenue
Refers to the portion of gas supplied for which metering and billing to customers have not yet occurred. This amount is estimated based on the period between measurement and the last day of the month.
The actual volume billed may be different from estimates. The Company believes that, based on its historical experience with similar operation, the unbilled estimated amount will not significantly differ from actual amounts.

e)	Services rendered
Are recognized when the amount of revenue can be measured reliably, when it is probable that the economic benefits associated with the transaction will flow to the Company, when the stage of completion of the transaction at the end of the reporting period can be measured reliably, as well as when its amount and related costs can be measured reliably. Service prices are established based on service orders or contracts. Services for which payment is made in advance are recorded as deferred revenue in other liabilities and recognized in revenue when the services are rendered.

f)	Deferred revenue
Consists in advances received from clients seeking investment in fixed assets in return for a rail service contract requiring future performance of services by the Company.

g)	Infrastructure concessions
The construction of the infrastructure necessary for gas distribution is considered a construction service rendered to the Conceding Authority, and the related income is recognized in profit or loss at finishing stage of the work.
Construction costs are recognized by reference to the stage of completion of the construction activity at the end of the reporting period, and are included in cost of sales.
The following is an analysis of the Company’s revenue for the year from continuing operations:

	December 31, 2019	December 31, 2018 (Restated)	December 31, 2017 (Restated)
Gross revenue from sales of products and services	23,703,245	19,609,252	15,831,058
Construction revenue	813,341	415,753	351,193
Indirect taxes and deductions	(3,905,177)	(3,190,237)	(2,603,230)

Net sales	20,611,409	16,834,768	13,579,021

In the following table, revenue is disaggregated by products and service lines and timing of revenue recognition:

	December 31, 2019	December 31, 2018 (Restated)	December 31, 2017 (Restated)
At a point in time
Gas distribution	8,636,221	6,363,617	5,118,087
Lubricants and basic oil	3,916,504	3,414,536	2,097,450
Other	64,682	60,641	68,576

	12,617,407	9,838,794	7,284,113
Over time
Transportation	6,548,109	5,715,450	4,993,849
Port elevation	351,563	303,800	330,800
Construction revenue	813,341	415,753	351,193
Other services	317,960	601,098	653,771

	8,030,973	7,036,101	6,329,613
Elimination	(36,971)	(40,127)	(34,705)

Total of net sales	20,611,409	16,834,768	13,579,021